Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,274,000
Previously Paid Amount	0.00
Total Fee Amount	195.05
Total Offset Amount	0.00
Net Fee	195.05
Narrative - Max Aggregate Offering Price	$ 1,274,000
Final Prospectus	true